Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables
Schedule of trade receivables

As at December 31:	2024	2023
Trade receivables, gross amount	$875	$1,924
Less: Allowance for expected credit losses	(14)	(17)
Trade receivables, net amount	$861	$1,907

Schedule of movement in the loss allowance

Equal to lifetime expected credit losses
Financial assets that
are credit-impaired
at year-end
Loss allowance: as at January 1, 2023	$16
Additions for the year	292
Charge-off for the year	(291)
Exchange effect	—
Loss allowance: as at December 31, 2023	17
Additions for the year	—
Charge-off for the year	—
Exchange effect	(3)
Loss allowance: as at December 31, 2024	$14